Property, Plant and Equipment with Corresponding Depreciation Rates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2019
Public Utility, Property, Plant and Equipment [Line Items]
Total property, plant and equipment in service	$ 1,615.6	$ 1,544.1
Production / Generation				$ 0.0
Total property, plant and equipment in service, Composite Rate	4.30%	5.00%	6.10%
Regulated Operation [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Transmission	$ 223.2	$ 242.7
Distribution	1,289.8	1,197.5
General	13.2	13.7
Non-depreciable	60.4	64.7
Total property, plant and equipment in service	$ 1,586.6	$ 1,518.6
Transmission, Composite Rate	4.10%	4.00%
Distribution, Composite Rate	4.50%	4.90%
General, Composite Rate	8.50%	7.10%
Unregulated Operation [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Non-depreciable	$ 7.8	$ 4.2
Total property, plant and equipment in service	29.0	25.5
Production / Generation	0.0	0.2
Other	$ 21.2	$ 21.1
Other, Composite Rate	6.70%	7.00%